Elfun Income Fund

One Lincoln Street

Boston, MA 02111-2900

May 19, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	Elfun Income Fund (the “Registrant”)

File Nos.: 811-03715 and 002-83041

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus filed by the Registrant under Post-Effective Amendment No. 53 under the 1933 Act to the Registrant’s Registration Statement on Form N-1A (SEC Accession No. 0001193125-17-148984). The purpose of the filing is to submit the requisite prospectus risk/return disclosures in XBRL for the Registrant.

If you have any questions, please contact me at (617) 662-4026.

Very truly yours,

/s/ Jesse D. Hallee
Jesse D. Hallee
Secretary